Provision for Receivables and Other Assets	12 Months Ended
Dec. 31, 2021
Provision for receivables and other assets abstract [Abstract]
Provision for receivables and other assets
15. Provision for receivables and other assets
Provision for receivables and other assets consists of the following:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Provision /(reversal) for loan principal and financing service fee receivables	2,159,235,919	1,434,446,417	(195,177,565)	(30,627,620)
Provision /(reversal) for finance lease receivables	30,236,266	(29,287,359)	(16,452,740)	(2,581,794)
Provision for contract assets	—	(3,089,153)	(87,784)	(13,774)
Provision for other current assets	93,653,956	219,292,278	59,901,259	9,399,815
Provision for investment in equity method investee	—	20,000,000	—	—

	2,283,126,141	1,641,362,182	(151,816,830)	(23,823,373)